Financial instruments and risk management - Recon. of financial instruments - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Borrowings	£ 14,727	£ 16,785
Quoted | Fair value
Disclosure of detailed information about financial instruments [line items]
Borrowings	£ 15,895	£ 18,175